Net commission income	12 Months Ended
Dec. 31, 2017
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Net commission income

20 Net commission income

Fee and commission income
	2017	2016	2015
Funds transfer	1,172	1,103	1,014
Securities business	532	497	570
Insurance broking	176	181	185
Asset management fees	116	91	74
Brokerage and advisory fees	548	477	436
Other	1,321	1,232	1,132

	3,865	3,581	3,411

Included in Other, are commission fees of EUR 209 million (2016: EUR 202 million; 2015: EUR 171 million) in respect of bank guarantees, commission fees of EUR 52 million (2016: EUR 44 million; 2015: EUR 30 million) in respect of underwriting syndication loans, structured finance fees of EUR 136 million (2016: EUR 110 million; 2015: EUR 87 million), and collective instruments distributed but not managed by ING of EUR 165 million (2016: EUR 145 million; 2015: EUR 145 million).

Fee and commission expenses
	2017	2016	2015
Funds transfer	437	403	385
Securities business	150	166	158
Insurance broking	4	8	18
Asset management fees	5	5	2
Brokerage and advisory fees	192	166	140
Other	367	400	390

	1,155	1,148	1,093